Revenue - Contract Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Revenue
Capitalized contract costs	$ 0	$ 0	$ 0
Amortization of deferred contract costs	300,000	1,300,000
Revenue
Revenue
Receivables from contracts with customers	89,000,000.0		$ 98,100,000
Prepaid expenses and other current assets
Revenue
Contract assets	500,000	1,300,000
Accounts receivable
Revenue
Receivables from contracts with customers	$ 89,000,000.0	$ 69,500,000